SEGMENT INFORMATION (Schedule of Adjusted EBITDA) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Revenue, Major Customer [Line Items]
Revenue	$ 3,224,796	$ 2,674,032
Direct operating costs	1,576,759	1,370,450
Selling, general and administrative expenses	1,026,677	637,109
Adjusted EBITDA	847,773	727,829
UFC Segment [Member]
Revenue, Major Customer [Line Items]
Revenue	1,292,201	1,140,147
WWE Segment [Member]
Revenue, Major Customer [Line Items]
Revenue	382,767
IMG [Member]
Revenue, Major Customer [Line Items]
Revenue	1,437,110	1,424,985
Operating Segments [Member]
Revenue, Major Customer [Line Items]
Revenue	3,112,078	2,565,132
Adjusted EBITDA	1,039,792	853,026
Operating Segments [Member] | UFC Segment [Member]
Revenue, Major Customer [Line Items]
Revenue	1,292,201	1,140,147
Direct operating costs	383,388	325,586
Selling, general and administrative expenses	153,149	133,932
Adjusted EBITDA	755,664	680,629
Operating Segments [Member] | WWE Segment [Member]
Revenue, Major Customer [Line Items]
Revenue	382,767	0
Direct operating costs	125,685	0
Selling, general and administrative expenses	94,101	0
Adjusted EBITDA	162,981	0
Operating Segments [Member] | IMG [Member]
Revenue, Major Customer [Line Items]
Revenue	1,437,110	1,424,985
Direct operating costs	986,151	968,023
Selling, general and administrative expenses	329,812	284,565
Adjusted EBITDA	$ 121,147	$ 172,397